John Hancock Declaration Funds
                 Supplement to the Prospectus Dated May 1, 2001



John Hancock V.A. Mid Cap Growth Fund
-------------------------------------

On page 10, the 6th paragraph in the "Goal and Strategy" section has been deleted and replaced as follows:

The fund may not invest more than 5% of assets in any one security.


The "Portfolio Managers" section has been changed as follows:

         PORTFOLIO MANAGERS

         Team responsible for day-to-day
         investment management